Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 54.1%
113,545	BlackRock Investment Quality Municipal Trust, Inc.	$1,287,600
182,634	BlackRock MuniAssets Fund, Inc.	2,027,237
310,598	BlackRock Municipal Income Quality Trust	3,401,048
1,117,178	BlackRock Municipal Income Trust	11,227,639
718,796	BlackRock Municipal Income Trust II	7,511,418
254,034	BlackRock MuniHoldings California Quality Fund, Inc.	2,756,269
103,765	BlackRock MuniHoldings Fund, Inc.	1,219,239
427,670	BlackRock MuniHoldings New Jersey Quality Fund, Inc.	4,956,695
13,264	BlackRock MuniHoldings Quality Fund II, Inc.	133,436
380,756	BlackRock MuniVest Fund II, Inc.	4,047,436
300,537	BlackRock MuniVest Fund, Inc.	2,061,684
25,485	BlackRock MuniYield Fund, Inc.	269,122
549,411	BlackRock MuniYield Michigan Quality Fund, Inc.	6,197,356
45,013	BlackRock MuniYield New York Quality Fund, Inc.	446,979
322,046	BlackRock MuniYield Quality Fund II, Inc.	3,230,121
316,793	BlackRock MuniYield Quality Fund III, Inc.	3,510,067
4,400	Eaton Vance Municipal Bond Fund	43,736
471,934	Invesco Advantage Municipal Income Trust II	4,138,861
1,108,140	Invesco Municipal Opportunity Trust	10,715,714
632,280	Invesco Municipal Trust	6,101,502
288,378	Invesco Pennsylvania Value Municipal Income Trust	2,978,945
493,877	Invesco Quality Municipal Income Trust	4,864,689
1,166,946	Invesco Trust for Investment Grade Municipals	11,809,494
267,977	Invesco Value Municipal Income Trust	3,363,111
101,488	MFS Municipal Income Trust	547,020
87,533	Neuberger Berman Municipal Fund, Inc.	903,341
85,384	Nuveen Municipal Value Fund, Inc.	766,748
377,239	Nuveen New Jersey Quality Municipal Income Fund	4,681,536
103,541	Nuveen New York AMT-Free Quality Municipal Income Fund	1,056,118
57,274	Nuveen Pennsylvania Quality Municipal Income Fund	687,288
162,673	Nuveen Quality Municipal Income Fund	1,901,647
160,455	Putnam Municipal Opportunities Trust	1,657,500
169,377	RiverNorth Flexible Municipal Income Fund II, Inc.	2,210,370
82,194	RiverNorth Flexible Municipal Income Fund, Inc.	1,188,525
84,981	RiverNorth Managed Duration Municipal Income Fund II, Inc. - Class USD INC	1,274,715
144,312	RiverNorth Managed Duration Municipal Income Fund, Inc.	2,040,572
64,881	RiverNorth Opportunistic Municipal Income Fund, Inc.	948,560
194,504	Western Asset Intermediate Muni Fund, Inc.	1,538,527
408,162	Western Asset Managed Municipals Fund, Inc.	4,220,395
	TOTAL CLOSED-END FUNDS
	(Cost $ 117,071,993)	123,922,260
	EXCHANGE-TRADED FUNDS — 21.1%
550,000	Invesco National AMT-Free Municipal Bond ETF	12,699,500

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
109,400	iShares National Muni Bond ETF	$11,650,006
135,464	SPDR Nuveen ICE Municipal Bond ETF	6,173,094
123,142	VanEck High Yield Muni ETF	6,267,928
230,000	Vanguard Tax-Exempt Bond Index ETF	11,516,100
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $ 47,198,756)	48,306,628
	MUTUAL FUNDS — 19.0%
1,269,300	MFS Municipal Income Fund - Class I	10,319,411
1,075,349	Nuveen All-American Municipal Bond Fund - Class I	10,710,477
1,143,912	PIMCO Municipal Bond Fund - Class Institutional	10,729,899
1,094,932	Vanguard High-Yield Tax-Exempt Fund, Admiral Shares	11,573,428
	TOTAL MUTUAL FUNDS
	(Cost $ 42,299,000)	43,333,215

Principal Amount
	SHORT-TERM INVESTMENTS — 3.1%
$7,144,371	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.55%[1]	7,144,371
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 7,144,371)	7,144,371
	TOTAL INVESTMENTS — 97.3%
	(Cost $213,714,120)	222,706,474
	Other Assets in Excess of Liabilities — 2.7%	6,253,223
	TOTAL NET ASSETS — 100.0%	$228,959,697

ETF – Exchange-Traded Fund

[1]	The rate is the annualized seven-day yield at period end.

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

FUTURES CONTRACTS

Number of				Value/Unrealized
Contracts		Expiration	Notional	Appreciation
Long (Short)	Description	Date	Value	(Depreciation)

(300)	U.S. 10 Year Treasury Note	December 2025	$(33,750,000)	$281,250
(300)	U.S. Treasury Long Bond	December 2025	(34,978,125)	375,000
(200)	Ultra Long Term U.S. Treasury Bond	December 2025	(24,012,500)	312,500
TOTAL FUTURES CONTRACTS			$(92,740,625)	$968,750

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 86.2%
54,802	Allspring Utilities and High Income Fund	$678,449
39,259	BlackRock Multi-Sector Income Trust	525,678
45,102	Brookfield Real Assets Income Fund, Inc.	602,563
233	ClearBridge Energy Midstream Opportunity Fund, Inc.	10,466
33,299	DoubleLine Yield Opportunities Fund	502,149
1,982	Eaton Vance Tax-Managed Buy-Write Income Fund	29,730
54,708	Flaherty & Crumrine Preferred & Income Fund, Inc.	657,590
147,227	Invesco Senior Income Trust	509,405
30,108	John Hancock Diversified Income Fund	320,650
10,000	John Hancock Premium Dividend Fund	133,400
51,789	KKR Income Opportunities Fund	652,541
60,000	Nuveen Floating Rate Income Fund	490,800
45,758	Principal Real Estate Income Fund	478,629
31,161	Virtus Convertible & Income Fund	467,415
35,312	Virtus Convertible & Income Fund II	483,068
24,764	Western Asset Emerging Markets Debt Fund, Inc.	255,565
95,410	Western Asset Global High Income Fund, Inc.	629,706
146,800	Western Asset High Income Fund II, Inc.	638,580
30,961	Western Asset Inflation-Linked Income Fund	260,692
68,500	Western Asset Inflation-Linked Opportunities & Income Fund	608,965
53,392	Western Asset Mortgage Opportunity Fund, Inc.	625,754
	TOTAL CLOSED-END FUNDS
	(Cost $ 8,831,888)	9,561,795
	COMMON STOCKS — 1.0%
	SPECIFIED PURPOSE ACQUISITION COMPANIES – 1.0%
10,000	GP-Act III Acquisition Corp. - Class A*,1	106,000
	TOTAL COMMON STOCKS
	(Cost $ 101,704)	106,000
	EXCHANGE-TRADED FUNDS — 5.8%
29,250	iShares Mortgage Real Estate ETF	642,623
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $ 646,852)	642,623
	RIGHTS — 0.0%
5,000	Bowen Acquisition Corp., Expiration Date: November 26, 2026*,1,2	—
	TOTAL RIGHTS
	(Cost $ 0)	0
	UNIT TRUST FUNDS — 2.8%
10,000	Drugs Made In America Acquisition Corp.*,1	104,500
10,000	Drugs Made In America Acquisition II Corp.*,1	99,450
5,000	FutureCrest Acquisition Corp.*,1	53,000

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	UNIT TRUST FUNDS (Continued)
5,000	Origin Investment Corp. I*,1	$50,550
	TOTAL UNIT TRUST FUNDS
	(Cost $ 300,150)	307,500
	WARRANTS — 0.0%
6,000	Alchemy Investments Acquisition Corp. 1, Expiration Date: June 26, 2028*,1	780
15,310	Electriq Power Holdings, Inc., Expiration Date: January 25, 2028*	—
11,805	Estrella Immunopharma, Inc., Expiration Date: July 18, 2028*	614
4,557	Getaround, Inc., Expiration Date: December 31, 2027*	—
2,500	Haymaker Acquisition Corp. 4, Expiration Date: September 12, 2028*,1	1,117
5,000	QT Imaging Holdings, Inc., Expiration Date: December 31, 2028*	595
3,333	Stardust Power, Inc., Expiration Date: December 30, 2027*	251
	TOTAL WARRANTS
	(Cost $ 0)	3,357

Principal Amount
	SHORT-TERM INVESTMENTS — 2.1%
$236,434	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.55%[3]	236,434
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 236,434)	236,434
	TOTAL INVESTMENTS — 97.9%
	(Cost $10,117,028)	10,857,709
	Other Assets in Excess of Liabilities — 2.1%	237,261
	TOTAL NET ASSETS — 100.0%	$11,094,970

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[3]	The rate is the annualized seven-day yield at period end.

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

FUTURES CONTRACTS

Number of				Value/Unrealized
Contracts		Expiration	Notional	Appreciation
Long (Short)	Description	Date	Value	(Depreciation)

(2)	E-mini Dow ($5)	December 2025	$(466,890)	$(4,330)
(4)	E-mini Russell 1000	December 2025	(403,440)	(3,380)
(7)	U.S. 10 Year Treasury Note	December 2025	(787,500)	6,563
(5)	U.S. Treasury Long Bond	December 2025	(582,969)	6,250
TOTAL FUTURES CONTRACTS			$(2,240,799)	$5,103